PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 95.2%
Common Stocks
Canada 7.2%
Dollarama, Inc.	2,010	$103,714
FirstService Corp.	1,694	270,115
		373,829
China 3.2%
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	5,269	55,341
Silergy Corp.	836	110,855
		166,196
France 4.0%
Remy Cointreau SA	485	100,984
Sartorius Stedim Biotech	237	103,674
		204,658
Germany 3.8%
Symrise AG	1,620	193,880
Ireland 2.2%
ICON PLC*	430	114,260
Israel 2.8%
Nova Ltd.*	1,201	142,078
Italy 18.2%
Amplifon SpA	5,012	213,174
Brunello Cucinelli SpA*	2,943	170,882
Davide Campari-Milano NV	21,838	273,857
Moncler SpA	4,362	278,988
		936,901
Japan 13.2%
Freee KK*	4,722	184,524
Fujitec Co. Ltd.	4,133	98,644
GMO Payment Gateway, Inc.	640	55,865
Menicon Co. Ltd.	5,883	130,530
Smaregi, Inc.*	3,181	49,466
Zuken, Inc.	6,347	164,018
		683,047

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Luxembourg 2.7%
Eurofins Scientific SE	1,387	$139,083
Netherlands 8.4%
Adyen NV, 144A*	54	109,599
Argenx SE, ADR*	433	116,590
Basic-Fit NV, 144A*	4,381	209,180
		435,369
Norway 1.1%
Nordic Semiconductor ASA*	1,835	54,430
Poland 1.2%
Dino Polska SA, 144A*	787	60,694
Sweden 4.1%
Arjo AB (Class B Stock)	5,277	52,690
Hemnet Group AB*	3,834	68,953
Thule Group AB, 144A	1,892	90,991
		212,634
Switzerland 9.1%
Belimo Holding AG	185	102,454
Medmix AG, 144A*	2,066	88,860
Sonova Holding AG	378	134,571
Straumann Holding AG	88	145,743
		471,628
United Kingdom 14.0%
Abcam PLC*	11,511	205,116
Big Yellow Group PLC, REIT	3,121	62,789
Fevertree Drinks PLC	4,272	120,943
Rentokil Initial PLC	37,987	265,806
Safestore Holdings PLC, REIT	3,758	65,195
		719,849

Total Long-Term Investments (cost $5,726,887)		4,908,536

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 7.8%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $400,044)	400,044	$400,044

TOTAL INVESTMENTS 103.0% (cost $6,126,931)		5,308,580
Liabilities in excess of other assets (3.0)%		(155,287)

Net Assets 100.0%		$5,153,293

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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